SUPPLEMENTARY INFORMATION (Schedule of Accounts Receivable) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Trade - allowance for doubtful accounts:
Balance at beginning of year	$ 85	$ 60
Charged to statement of operations	(24)	25
Balance at end of year	61	85
Other receivables:
Prepaid expenses	31	12
Israeli Government departments and agencies	170	57
Other	85	9
Total other assets	$ 286	$ 78